Marketable Securities - Summary of company's gross unrealized losses in fixed debt securities (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($) security
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Estimated Fair Value, Less Than 12 Months	$ 41,512	$ 39
Estimated Fair Value, 12 Months or more	40,871
Estimated Fair Value, Total	82,533	39
Unrealized Losses, Less Than 12 Months	(42)	(1)
Unrealized Losses, 12 Months or more	83	0
Unrealized Losses, Total	$ (125)	$ (1)
Number of securities with gross unrealized losses that were in excess of 12 | security	25	0
Number of securities with gross unrealized losses that were less than 12 months	98	2
Amortized cost, Percentage	3.50%	1.60%
Corporate bonds
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Estimated Fair Value, Less Than 12 Months	$ 23,226	$ 39
Estimated Fair Value, 12 Months or more	39,736
Estimated Fair Value, Total	62,962	39
Unrealized Losses, Less Than 12 Months	(31)	(1)
Unrealized Losses, 12 Months or more	80
Unrealized Losses, Total	(111)	(1)
Maximum
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Unrealized Losses, 12 Months or more	$ 26	$ 325